Financial income and expense (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of Financial income and expense [Abstract]
Interest income on bank deposits	₨ 45,060		₨ 56,134	₨ 32,094
Others	28,517		116,185	161,783
Finance income	73,577	$ 971	172,319	193,877
Interest expense on lease obligations	185,092		178,300	171,824
Bank charges (including letter of credit, bill discounting and buyer's credit charges)	107,834		62,160	118,290
Interest expense on borrowings	805,170		900,496	764,019
Finance expense	(1,098,096)	(14,485)	(962,656)	(1,054,133)
Net finance income / (expense) recognized in profit or loss	₨ (1,024,519)	$ (13,514)	₨ (790,337)	₨ (860,256)